Pension, Health Care and Postretirement Benefits Other Than Pensions (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Health care, pension and other benefits
The following table summarizes the components of the net pension costs and Cumulative other comprehensive loss related to the defined benefit pension plans:

	Domestic Defined Benefit Pension Plans			Foreign Defined Benefit Pension Plans
	2014	2013	2012	2014	2013	2012
Net pension costs:
Service costs	$21,342	$23,176	$19,061	$5,261	$5,039	$3,654
Interest costs	26,266	18,444	17,442	10,422	7,940	6,927
Expected returns on plan assets	(51,293)	(42,937)	(44,841)	(10,836)	(7,487)	(6,799)
Amortization of prior service costs	1,837	1,823	1,591
Amortization of actuarial losses		13,147	22,205	1,413	1,716	1,022
Ongoing pension (credits) costs	(1,848)	13,653	15,458	6,260	7,208	4,804
Settlement (credits) costs				(3,422)	(220)	47
Net pension (credits) costs	(1,848)	13,653	15,458	2,838	6,988	4,851
Other changes in plan assets and projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial losses (gains) arising during the year	47,785	(90,669)	(26,459)	21,792	(5,487)	14,131
Prior service costs during the year	2,242	1,756	2,495
Amortization of prior service costs	(1,837)	(1,823)	(1,591)
Amortization of actuarial losses		(13,147)	(22,205)	(1,413)	(1,716)	(1,022)
Exchange rate (loss) gain recognized during year				(7,988)	819	1,464
Total recognized in Cumulative other comprehensive loss	48,190	(103,883)	(47,760)	12,391	(6,384)	14,573
Total recognized in net pension costs (credits) and Cumulative other comprehensive loss	$46,342	$(90,230)	$(32,302)	$15,229	$604	$19,424

Fair value of the defined benefit pension plan assets
The following tables summarize the fair value of the defined benefit pension plan assets at December 31, 2014, 2013 and 2012:

	Fair Value at December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Short-term investments (a)	$14,846		$14,846
Equity investments (b)	739,358	$404,542	334,816
Fixed income investments (c)	285,042	141,529	143,513
Other assets (d)	44,469		28,435	$16,034
	$1,083,715	$546,071	$521,610	$16,034

	Fair Value at December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Short-term investments (a)	$15,055	$1,941	$13,114
Equity investments (b)	736,873	419,779	317,094
Fixed income investments (c)	255,927	125,377	130,550
Other assets (d)	47,494		29,553	$17,941
	$1,055,349	$547,097	$490,311	$17,941

	Fair Value at December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Short-term investments (a)	$68,795		$68,795
Equity investments (b)	490,993	$243,553	247,440
Fixed income investments (c)	239,558	131,276	108,282
Other assets (d)	37,230		18,380	$18,850
	$836,576	$374,829	$442,897	$18,850

(a)	This category includes a full range of high quality, short-term money market securities.

(b)	This category includes actively managed equity assets that track primarily to the S&P 500.

(c)	This category includes government and corporate bonds that track primarily to the Barclays Capital Aggregate Bond Index.

(d)	This category consists of venture capital funds.

Changes in the fair value of the defined benefit pension plan assets classified as level 3
The following tables summarize the changes in the fair value of the defined benefit pension plan assets classified as level 3 at December 31, 2014, 2013 and 2012:

	Balance at December 31, 2013	Dispositions	Realized and Unrealized Gains	Balance at December 31, 2014
Other assets	$17,941	$(4,320)	$2,413	$16,034

	Balance at December 31, 2012	Dispositions	Realized and Unrealized Gains	Balance at December 31, 2013
Other assets	$18,850	$(4,068)	$3,159	$17,941

	Balance at January 1, 2012	Dispositions	Realized and Unrealized Gains	Balance at December 31, 2012
Other assets	$20,900	$(3,827)	$1,777	$18,850

Obligations, plan assets and assumption used for defined benefit pension plan
The following table summarizes the obligations, plan assets and assumptions used for the defined benefit pension plans, which are all measured as of December 31:

	Domestic Defined Benefit Pension Plans			Foreign Defined Benefit Pension Plans
	2014	2013	2012	2014	2013	2012
Accumulated benefit obligations at end of year	$648,480	$577,736	$460,591	$203,610	$187,670	$142,769
Projected benefit obligations:
Balances at beginning of year	$582,036	$466,827	$410,029	$222,996	$168,758	$141,465
Service costs	21,342	23,176	19,061	5,261	5,039	3,654
Interest costs	26,266	18,444	17,442	10,422	7,940	6,927
Actuarial losses (gains)	68,748	(5,488)	48,346	32,551	5,939	17,532
Acquisitions of businesses and other	2,242	113,174	2,496	(10,062)	39,622	(975)
Effect of foreign exchange				(18,987)	1,549	6,633
Benefits paid	(47,296)	(34,097)	(30,547)	(7,657)	(5,851)	(6,478)
Balances at end of year	653,338	582,036	466,827	234,524	222,996	168,758
Plan assets:
Balances at beginning of year	870,386	703,563	614,463	184,963	133,013	118,060
Actual returns on plan assets	72,256	128,117	119,647	20,240	20,316	10,201
Acquisitions of businesses and other	725	72,803		3,958	36,106	6,205
Effect of foreign exchange				(13,859)	1,379	5,025
Benefits paid	(47,296)	(34,097)	(30,547)	(7,657)	(5,851)	(6,478)
Balances at end of year	896,071	870,386	703,563	187,645	184,963	133,013
Excess (deficient) plan assets over projected benefit obligations	$242,733	$288,350	$236,736	$(46,879)	$(38,033)	$(35,745)
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	$242,733	$288,350	$245,588	$7,411	$14,096	$4,323
Other accruals				(810)	(1,126)	(869)
Other long-term liabilities			(8,852)	(53,480)	(51,003)	(39,199)
	$242,733	$288,350	$236,736	$(46,879)	$(38,033)	$(35,745)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	$(107,057)	$(59,272)	$(163,088)	$(47,574)	$(35,183)	$(41,567)
Prior service costs	(6,448)	(6,043)	(6,110)
	$(113,505)	$(65,315)	$(169,198)	$(47,574)	$(35,183)	$(41,567)
Weighted-average assumptions used to determine projected benefit obligations:
Discount rate	3.95%	4.65%	3.73%	3.92%	4.89%	4.58%
Rate of compensation increase	4.00%	4.00%	4.00%	3.70%	4.31%	4.08%
Weighted-average assumptions used to determine net pension costs:
Discount rate	4.65%	3.73%	4.40%	4.89%	4.58%	4.94%
Expected long-term rate of return on assets	6.00%	6.00%	7.50%	5.58%	5.67%	6.04%
Rate of compensation increase	4.00%	4.00%	4.00%	4.31%	4.08%	4.04%

Obligation and the assumptions used for postretirement benefits other than pensions
The following table summarizes the obligation and the assumptions used for postretirement benefits other than pensions:

	Postretirement Benefits Other than Pensions
	2014	2013	2012
Benefit obligation:
Balance at beginning of year - unfunded	$286,651	$338,134	$316,795
Service cost	2,434	3,061	2,943
Interest cost	12,782	12,183	13,520
Actuarial loss (gain)	27,757	(50,593)	18,961
Plan amendments	(19,043)	(2,503)
Benefits paid	(15,432)	(13,631)	(14,085)
Balance at end of year - unfunded	$295,149	$286,651	$338,134
Liabilities recognized in the Consolidated Balance Sheets:
Postretirement benefits other than pensions	$(277,892)	$(268,874)	$(320,223)
Other accruals	(17,257)	(17,777)	(17,911)
	$(295,149)	$(286,651)	$(338,134)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	$(36,044)	$(8,287)	$(62,814)
Prior service costs	21,043	2,503	328
	$(15,001)	$(5,784)	$(62,486)
Weighted-average assumptions used to determine benefit obligation:
Discount rate	3.90%	4.60%	3.70%
Health care cost trend rate - pre-65	7.00%	7.50%	8.00%
Health care cost trend rate - post-65	6.50%	6.50%	8.00%
Prescription drug cost increases	6.50%	7.00%	8.00%
Employer Group Waiver Plan (EGWP) trend rate	8.00%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	4.60%	3.70%	4.40%
Health care cost trend rate - pre-65	7.50%	8.00%	8.00%
Health care cost trend rate - post-65	6.50%	8.00%	8.00%
Prescription drug cost increases	7.00%	8.00%	8.00%

Components of the net periodic benefit cost and cumulative other comprehensive loss related to postretirement benefits other than pensions
The following table summarizes the components of the net periodic benefit cost and cumulative other comprehensive loss related to postretirement benefits other than pensions:

	Postretirement Benefits Other than Pensions
	2014	2013	2012
Net periodic benefit cost:
Service cost	$2,434	$3,061	$2,943
Interest cost	12,782	12,183	13,520
Amortization of actuarial losses		3,934	1,715
Amortization of prior service credit	(503)	(328)	(656)
Net periodic benefit cost	14,713	18,850	17,522
Other changes in projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial loss (gain)	27,757	(50,593)	18,961
Prior service credit arising during the year	(19,043)	(2,503)
Amortization of actuarial losses		(3,934)	(1,715)
Amortization of prior service credit	503	328	656
Total recognized in Cumulative other comprehensive loss	9,217	(56,702)	17,902
Total recognized in net periodic benefit cost and Cumulative other comprehensive loss	$23,930	$(37,852)	$35,424

Significant effect on amounts reported for service and interest rate component and postretirement health care benefit obligation
A one-percentage-point change in assumed health care and prescription drug cost trend rates would have had the following effects at December 31, 2014:

	One-Percentage Point
	Increase	(Decrease)
Effect on total of service and interest cost components	$23	$(66)
Effect on the postretirement benefit obligation	$734	$(1,697)

Retiree health care benefit cash payments
The Company expects to make retiree health care benefit cash payments and to receive government reimbursements as follows:

	Retiree Health Care Benefits	Government Reimbursement	Expected Cash Payments - Net
2015	$19,563	$(2,305)	$17,258
2016	20,759	(2,474)	18,285
2017	22,000	(2,667)	19,333
2018	22,884	(2,888)	19,996
2019	23,486	(3,107)	20,379
2020 through 2024	115,694	(16,779)	98,915
Total expected benefit cash payments	$224,386	$(30,220)	$194,166